Basis of Presentation, Nature of Business and Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]
1.	Basis of Presentation, Nature of Business and Summary of Significant Accounting Policies –

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared according to the instructions to Form 10-Q and Section 210.8-03(b) of Regulation S-X of the Securities and Exchange Commission (SEC) and, therefore, certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) have been omitted.

In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the three and six month periods ended June 30, 2012 are not necessarily indicative of the results that may be expected for the year ending December 31, 2012. For further information, refer to the Consolidated Financial Statements and footnotes thereto included in our Form 10-K as of and for the year ended December 31, 2011. The condensed consolidated balance sheet at December 31, 2011, has been derived from the audited consolidated financial statements at that date, but does not include all of the information and footnotes required by GAAP.

Nature of Business

Western Capital Resources, Inc. (WCR), through its wholly owned operating subsidiaries, Wyoming Financial Lenders, Inc. (WFL) and PQH Wireless, Inc. (PQH), collectively referred to as the “Company,” provides retail financial services and retail cellular phone sales to individuals primarily in the Midwestern and Southwestern United States.  As of June 30, 2012, the Company operated 52 “payday” stores in nine states (Colorado, Iowa, Kansas, Nebraska, North Dakota, South Dakota, Utah, Wisconsin and Wyoming) and operated 50 Cricket wireless retail stores in 14 states (Arizona, Colorado, Idaho, Illinois, Indiana, Iowa, Kansas, Missouri, Nebraska, Ohio, Oklahoma, Oregon, Texas and Washington).  The condensed consolidated financial statements include the accounts of WCR, WFL, and PQH. All significant intercompany balances and transactions have been eliminated in consolidation.

The Company, through its “payday” division, provides non-recourse cash advance loans, small unsecured installment loans, check cashing and other money services.  The short-term consumer loans, known as cash advance loans or “payday” loans, are in amounts that typically range from $100 to $500. Cash advance loans provide customers with cash in exchange for a promissory note with a maturity of generally two to four weeks and the customer’s post-dated personal check for the aggregate amount of the cash advanced plus a fee. The fee varies from state to state, based on applicable regulations and generally ranges from $15 to $22 for each whole or partial increment of $100 borrowed. To repay the cash advance loan, a customer may pay with cash, in which case their personal check is returned to them, or allow the check to be presented to the bank for collection. Installment loans provide customers with cash in exchange for a promissory note with a maturity of generally three to six months. The fee and interest rate on installment loans vary based on applicable regulations. Like cash advance or “payday” loans, installment loans are unsecured.

The Company also provides title loans and other ancillary consumer financial products and services that are complementary to its cash advance-lending business, such as check-cashing services, money transfers and money orders.  In our check-cashing business, we primarily cash payroll checks, but we also cash government assistance, tax refund and insurance checks or drafts. Our fees for cashing payroll checks average approximately 2.5% of the face amount of the check, subject to local market conditions, and this fee is deducted from the cash given to the customer for the check. We display our check-cashing fees in full view of our customers on a menu board in each store and provide a detailed receipt for each transaction. Although we have established guidelines for approving check-cashing transactions, we have no preset limit on the size of the checks we will cash.

Our loans and other related services are subject to state regulations (which vary from state to state), federal regulations and local regulations, where applicable.

The Company also operates a Cricket Wireless Retail division that is a premier dealer for Cricket Communications, Inc., reselling cellular phones and accessories and accepting service payments from Cricket customers.

Use of Estimates

The preparation of condensed consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect certain reported amounts and disclosures in the condensed consolidated financial statements and accompanying notes. Management bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances. Actual results could differ from those estimates. Significant management estimates relate to the loans receivable allowance, allocation of and carrying value of goodwill and intangible assets, inventory valuation and obsolescence, and deferred taxes and tax uncertainties.

Revenue Recognition

The Company recognizes fees on cash advance loans on a constant-yield basis ratably over the loans’ terms. Title and installment loan fees and interest are recognized using the interest method except that installment loan origination fees are recognized as they become non-refundable and installment loan maintenance fees are recognized when earned. The Company records revenue from check cashing fees, sales of phones, and accessories and fees from all other services in the period in which the sale or service is completed.

Loans Receivable Allowance

We maintain a loan loss allowance for anticipated losses for our payday, installment and title loans. To estimate the appropriate level of the loan loss allowance, we consider the amount of outstanding loans owed to us, historical loans charged off, current and expected collection patterns and current economic trends. Our current payday loan loss allowance is based on our net write offs, typically expressed as a percentage of loan amounts originated for the last 24 months applied against the principal balance of outstanding loans that we write off. Our current installment loan loss allowance also factors in the delinquency status of loans within the installment portfolio. The Company also periodically performs a look-back analysis on its loan loss allowance to verify that the historical allowance established tracks with the actual subsequent loan write-offs and recoveries. The Company is aware that, as conditions change, it may also need to make additional allowances in future periods.

Included in loans receivable are payday loans that are currently due or past due and payday loans that have not been repaid.  This generally is evidenced where a customer’s personal check has been deposited and the check has been returned due to non-sufficient funds in the customer’s account, a closed account, or other reasons.  Also included in loans receivable are current and delinquent installment and title loans. Loans are carried at cost less the loans receivable allowance.  The Company does not specifically reserve for any individual loan.  The Company aggregates loan types for purposes of estimating the loss allowance using a methodology that analyzes historical portfolio statistics and management’s judgment regarding recent trends noted in the portfolio.  This methodology takes into account several factors, including the maturity of the store location, charge-off and recovery rates and delinquency status of installment loans.  The Company utilizes a software program to assist with the tracking of its historical portfolio statistics All returned payday items are charged off after 180 days, as collections after that date have not been significant.  The loans receivable allowance is reviewed monthly and any adjustment to the loan loss allowance as a result of historical loan performance, current and expected collection patterns and current economic trends is recorded.

Net Income (Loss) Per Common Share

Basic net income (loss) per common share is computed by dividing the income (loss) available to common shareholders by the weighted average number of common shares outstanding for the year. Diluted net income (loss) per common share is computed by dividing the net income (loss) available to common shareholders by the sum of the weighted average number of common shares outstanding plus potentially dilutive common share equivalents (convertible preferred shares) when dilutive. All shares of potentially dilutive Series A Convertible Preferred Stock outstanding at June 30, 2012 and 2011 were anti-dilutive and therefore excluded from the dilutive net income (loss) per share computation.

Segment Reporting

The Company has grouped its operations into two segments – Payday Operations and Cricket Wireless Retail Operations. The Payday Operations segment provides financial and ancillary services. The Cricket Wireless Retail Operations segment is a dealer for Cricket Communications, Inc., reselling cellular phones and accessories and serving as a payment center for Cricket customers.

Recent Accounting Pronouncements

In September 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-08 “Intangibles – Goodwill and Other (Topic 350) – Testing Goodwill for Impairment.” ASU 2011-08 allows an entity the option to make a qualitative evaluation about the likelihood of goodwill impairment to determine whether it should perform additional steps to determine if there is goodwill impairment. The amendments are effective for annual and interim goodwill tests performed for fiscal years beginning after December 15, 2011, early adoption being permitted. The Company adopted this standard with no material impact on its consolidated financial statements.

In May 2011, the FASB issued ASU No. 2011-04 “Fair Value Measurement (Topic820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS.” ASU 2011-04 results in common fair value measurement and disclosure requirements in U.S. GAAP and IFRSs. For public entities, ASU 2011-04 is effective for interim or annual reporting periods ending on or after December 15, 2011. The Company adopted this standard with no material impact on its consolidated financial statements.

No other new accounting pronouncement issued or effective during the fiscal quarter has had or is expected to have a material impact on the condensed consolidated financial statements.

1.	Basis of Presentation, Nature of Business and Summary of Significant Accounting Policies –

Nature of Business/ Basis of Presentation

Western Capital Resources, Inc. (WCR) through its wholly owned operating subsidiaries, Wyoming Financial Lenders, Inc. (WFL) and PQH, Inc. (PQH), collectively referred to as the Company, provides retail financial services and retail cellular phone sales to individuals primarily in the Midwestern United States.  The Company operated 52 “Payday” stores in nine states (Colorado, Iowa, Kansas, Nebraska, North Dakota, South Dakota, Utah, Wisconsin and Wyoming) as of December 31, 2011 and 51 “Payday” stores in 2010. The Company operated 45 Cricket wireless retail stores in 13 states (Arizona, Colorado, Idaho, Illinois, Indiana, Iowa, Kansas, Missouri, Nebraska, Ohio, Oklahoma, Oregon and Texas) as of December 31, 2011 and 31 Cricket wireless retail stores in eight states (Illinois, Indiana, Iowa, Kansas, Maryland, Missouri, Nebraska and Texas) as of December 31, 2010.  The consolidated financial statements include the accounts of WCR, WFL, and PQH. All significant intercompany balances and transactions have been eliminated in consolidation.

The Company, through its “payday” division, provides non-recourse cash advance and installment loans, check cashing and other money services.  The short-term consumer loans, known as cash advance loans or “payday” loans, are in amounts that typically range from $100 to $500. Cash advance loans provide customers with cash in exchange for a promissory note with a maturity of generally two to four weeks and the customer’s personal check for the aggregate amount of the cash advanced plus a fee. The fee varies from state to state, based on applicable regulations and generally ranges from $15 to $22 per each $100 borrowed. To repay a cash advance loan, a customer may pay with cash, in which case their personal check is returned to them, or allow the check to be presented to the bank for collection. Installment loans provide customers with cash in exchange for a promissory note with a maturity of generally three to six months and are unsecured. The fee and interest rate on installment loans vary based on applicable regulations.

The Company also provides title loans and other ancillary consumer financial products and services that are complementary to its cash advance-lending business, such as check-cashing services, money transfers and money orders.  In our check cashing business, we primarily cash payroll checks, but we also cash government assistance, tax refund and insurance checks or drafts. Our fees for cashing payroll checks average approximately 2.5% of the face amount of the check, subject to local market conditions, and this fee is deducted from the cash given to the customer for the check. We display our check cashing fees in full view of our customers on a menu board in each store and provide a detailed receipt for each transaction. Although we have established guidelines for approving check-cashing transactions, we have no preset limit on the size of the checks we will cash.

Our loans and other related services are subject to state regulations (which vary from state to state), federal regulations and local regulations, where applicable.

The Company also operates a Cricket Wireless Retail division that is a premier dealer for Cricket Wireless, Inc. reselling cellular phones and accessories and accepting service payments from Cricket customers.

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect certain reported amounts and disclosures in the consolidated financial statements and accompanying notes. Management bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances. Actual results could differ from those estimates. Significant management estimates relate to the loans receivable allowance, allocation of and carrying value of goodwill and intangible assets, inventory valuation and obsolescence and deferred taxes and tax uncertainties.

Revenue Recognition

The Company recognizes fees on cash advance loans on a constant-yield basis ratably over the loans’ terms. Title and installment loan fees and interest are recognized using the interest method, except that installment loan origination fees are recognized as they become non-refundable and installment loan maintenance fees are recognized when earned. The Company records revenue from check cashing fees, sales of phones, and accessories and fees from all other services in the period in which the sale or service is completed.

Loans Receivable Allowance

We maintain a loan loss allowance for anticipated losses for our payday, installment and title loans. To estimate the appropriate level of the loan loss allowance, we consider the amount of outstanding loans owed to us, historical loans charged off, current and expected collection patterns and current economic trends. Our current loan loss allowance is based on our net write offs, typically expressed as a percentage of loan amounts originated for the last 24 months applied against the principal balance of outstanding loans that we write off. The Company also periodically performs a look-back analysis on its loan loss allowance to verify the historical allowance established tracks with the actual subsequent loan write-offs and recoveries. The Company is aware that as conditions change, it may also need to make additional allowances in future periods.

Included in loans receivable are payday loans that are currently due or past due and payday loans that have not been repaid.  This generally is evidenced where a customer’s personal check has been deposited and the check has been returned due to non-sufficient funds in the customer’s account, a closed account, or other reasons.  Also included in loans receivable are current and delinquent installment and title loans. Loans are carried at cost less the loans receivable allowance.  The Company does not specifically reserve for any individual loan.  The Company aggregates loan types for purposes of estimating the loss allowance using a methodology that analyzes historical portfolio statistics and management’s judgment regarding recent trends noted in the portfolio.  This methodology takes into account several factors, including the maturity of the store location and charge-off and recovery rates.  The Company utilizes a software program to assist with the tracking of its historical portfolio statistics.  As a result of the Company’s collection efforts, it historically writes off approximately 42% of the returned items.  Based on days past the check return date, write-offs of returned items historically have tracked at the following approximately percentages: 1 to 30 days – 42%; 31 to 60 days – 66%; 61 to 90 days – 82%; 91 to 120 days – 88%; and 121 to 180 days – 90%.  All returned items are charged-off after 180 days, as collections after that date have not been significant.  The loans receivable allowance is reviewed monthly and any adjustment to the loan loss allowance as a result of historical loan performance, current and expected collection patterns and current economic trends is recorded.

At December 31, 2011 and 2010 our outstanding loans receivable aging was as follows:

	Payday and Title Loans		Installment Loans		Total
	December 31		December 31		December 31
	2011	2010	2011	2010	2011	2010
current	$4,373,000	$4,398,000	$253,000	$144,000	$4,626,000	$4,542,000
1-30	213,000	276,000	84,000	-	297,000	276,000
31-60	189,000	234,000	31,000	-	220,000	234,000
61-90	186,000	209,000	37,000	-	223,000	209,000
91-120	171,000	220,000	-	-	171,000	220,000
121-150	189,000	227,000	-	-	189,000	227,000
151-180	163,000	201,000	-	-	163,000	201,000
	5,484,000	5,765,000	405,000	144,000	5,889,000	5,909,000
Allowance for losses	(942,000)	(1,161,000)	(59,000)	(4,000)	(1,001,000)	(1,165,000)
	$4,542,000	$4,604,000	$346,000	$140,000	$4,888,000	$4,744,000

A rollforward of the Company’s loans receivable allowance for the years ended December 31, 2011 and 2010 is as follows:

	Year Ended December 31,
	2011	2010
Loans receivable allowance, beginning of year	$1,165,000	$1,237,000
Provision for loan losses charged to expense	1,397,000	1,280,000
Charge-offs, net	(1,561,000)	(1,352,000)
Loans receivable allowance, end of year	$1,001,000	$1,165,000

Inventory

Inventory, consisting of phones and accessories, is stated at cost, determined on the specific identification and a first-in, first-out basis, respectively.

Property and Equipment

Property and equipment are recorded at cost less accumulated depreciation. Depreciation is provided on the straight-line method over the estimated useful lives of the related assets. Useful lives generally range from five to seven years for furniture, equipment, and vehicles. Leasehold improvements are amortized using the straight-line method over the lesser of the estimated useful lives of the related assets or the leases term, and this amortization is included with depreciation.

Goodwill

Goodwill represents the excess of cost over the fair value of net assets acquired using purchase accounting and is not amortized.

Intangible Assets

Customer relationships represent the fair values management assigned to relationships with customers acquired through business acquisitions and is amortized over three years on an accelerated basis based on management’s estimates of attrition of the acquired customers.

Long- Lived Assets

The Company assesses the possibility of impairment of long-lived and intangible assets whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Factors that could trigger an impairment review include significant underperformance relative to expected historical or projected future cash flows, significant changes in the manner of use of acquired assets or the strategy for the overall business, and significant negative industry events or trends. In addition, we conduct an annual goodwill impairment test as of October 1 each year. We assess our goodwill for impairment at the reporting unit level by applying a fair value test. This fair value test involves a two-step process. The first step is to compare the carrying value of our net assets to our fair value. If the fair value is determined to be less than the carrying value, a second step is performed to measure the amount of the impairment, if any.

Due to the effect of our capital structure involving preferred stock and related cumulative preferred dividends, the market capitalization approach of valuing the reporting unit as a whole is not practical. The discounted future cash flows method is utilized in estimating value. When estimated future cash flows are less than the carrying value of the net assets and related goodwill, an impairment test is performed to measure and recognize the amount of the impairment loss, if any. There were no impairment charges recorded in 2011 or 2010.

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash and loans receivable. The Company’s cash is placed with high quality financial institutions. From time to time, cash balances exceed federally insured limits. The Company has not experienced any significant losses with respect to its cash. Loans receivable, while concentrated in geographical areas, are dispersed among numerous customers.

Income Taxes

Deferred income taxes reflect the tax consequences in future years of differences between the tax basis of assets and liabilities and their financial reporting amounts, based on enacted tax laws and statutory tax rates applicable in the periods in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized. The provision for income taxes represents taxes paid or payable for the current year and changes during the year in deferred tax assets and liabilities.

Net Loss Per Common Share

Basic net loss per common share is computed by dividing the loss available to common shareholders by the weighted average number of common shares outstanding for the year. Diluted net loss per common share is computed by dividing the net loss available to common shareholders’ by the sum of the weighted average number of common shares outstanding plus potentially dilutive common share equivalents (convertible preferred shares) when dilutive. The 10 million shares of potentially dilutive Series A Convertible Preferred Stock outstanding at December 31, 2011 and 2010 were anti-dilutive and therefore excluded from the dilutive net loss per share computation:

	Year Ended December 31,
	2011	2010
Series A Convertible Preferred Stock	10,000,000	10,000,000

Fair Value of Financial Instruments

The amounts reported in the balance sheets for cash, loans receivable, inventory, and accounts payable are short-term in nature and their carrying values approximate fair values. The amounts reported in the balance sheets for notes payable are both long-term and short-term and their carrying value approximates fair value.

Recent Accounting Pronouncements

In July 2010, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2010-20 ” Receivables (Topic 310) – Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses.”   ASU 2010-20 requires extensive new disclosures about financing receivables, including credit risk exposures and the allowance for credit losses.  For public entities, ASU 2010-20 disclosures of period-end balances are effective for interim or annual reporting periods ending on or after June 15, 2011, as updated by ASU 2011-01.  Disclosures related to activity that occurs during the reporting period are required for interim and annual reporting periods beginning on or after December 15, 2010. The Company adopted this standard with no material impact on its consolidated financial statements.

In May 2011, the FASB issued ASU No. 2011-04 “Fair Value Measurement (Topic820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS.” ASU 2011-04 results in common fair value measurement and disclosure requirements in U.S. GAAP and IFRSs. For public entities, ASU 2011-04 is effective for interim or annual reporting periods ending on or after December 15, 2011. We are assessing the impact of ASU 2011-04 on our consolidated financial statements.

In September 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-08 “Intangibles – Goodwill and Other (Topic 350) – Testing Goodwill for Impairment.” ASU 2011-08 allows an entity the option to make a qualitative evaluation about the likelihood of goodwill impairment to determine whether it should perform additional steps to determine if there is goodwill impairment. The amendments are effective for annual and interim goodwill tests performed for fiscal years beginning after December 15, 2011, early adoption being permitted. The adoption of ASU 2011-08 is not expected to have an impact on our consolidated financial statements.